Changes in accounting policies	6 Months Ended
Jun. 30, 2022
Basis Of Presentation [Abstract]
Changes in accounting policies
2. Changes in accounting policies

The unaudited condensed consolidated interim financial statements have been drawn up on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2021, except for the modifications set out below. This basis of accounting is referred to as ‘IFRS’ in this report. Adoption of changes to IFRS applicable in 2022 did not have a significant impact on the Group's financial statements.

Basis of preparation of the financial statements – accounting policies:
During the six months ended 30 June 2022, the Group did not early adopt any amendments, standards or interpretations that have been issued but are not yet mandatory.

The Group adopted Proceeds before Intended Use (Amendments to IAS 16 “Property, Plant and Equipment”) at 1 January 2022. The amendment prohibits the deduction, from the cost of major project construction work in progress, of proceeds (net of additional processing costs) from selling items before the related item of property, plant and equipment is available for use. Under the amendment such proceeds are recognised in the income statement together with the costs of producing those items. During 2021 the Group completed a review of the impact of these amendments and concluded that adjustments to Group retained earnings as at 1 January 2020, and restatement of the 2020 and 2021 Group Income Statement and Balance Sheet upon adoption of the amendments were insignificant and as a result no restatements were made to comparative periods.

The Group adopted Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”) at 1 January 2022. The amendments specify that the costs an entity includes in determining whether a contract is onerous comprise all directly related costs, including both incremental amounts and an allocation of other directly related expenditure. Previously, the Group made provision for onerous contracts when the assets dedicated to the contract were fully impaired or the contract became stranded as a result of a business decision (refer to note 1(i) of Annual Report 2021). From 2022, the Group records a provision if a contract is found to be loss-making on a stand-alone basis following allocation of all directly related costs as required by the amendments to IAS 37.
The Group has applied the amendments without revision to comparative amounts, with a reduction to retained earnings as at 1 January 2022 of US$17 million.
The Group is continuing to evaluate the impact of IAS 12 "Income Taxes" - Deferred Tax related to Assets and Liabilities arising from a Single Transaction, mandatory in 2023 and not yet endorsed by the UK. Narrow-scope amendments to IAS 12 introduce an exception to the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. The most significant impact from implementing these amendments is expected to be from temporary differences related to the Group's provisions for close-down and restoration / environmental and lease obligations and corresponding capitalised closure costs and right-of-use assets. Our existing accounting policy states that “where the recognition of an asset and liability from a single transaction gives rise to equal and off-setting temporary differences, Rio Tinto applies the Initial Recognition Exemption allowed by IAS 12, and consequently recognises neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences”.
Under the amendment, deferred tax assets and liabilities will be required to be recognised in respect of such temporary differences. Upon transition in 2023, the Group anticipates material adjustments to gross deferred tax assets and deferred tax liabilities (prior to required offsetting within the same tax jurisdiction) as at 1 January 2021 and that these adjustments will partially offset one another, with the net difference recorded in reserves. Work is ongoing to quantify the impact. There will be no impact on tax cash flows or balance sheet tax recoverable or payable as a result of implementing these amendments and the unwind of the newly recognised deferred tax is not expected to materially impact the income statement.
2. Changes in accounting policies(continued)
Principal accounting policies:
Principal accounting policy information has been amended to reflect changes in 2022 to the following policies:

Proceeds before Intended Use (Amendments to IAS 16 “Property, Plant and Equipment”). Proceeds from selling items before the related item of property, plant and equipment is available for use are recognised within “Consolidated sales revenue” in the income statement along with the costs of producing those items within “Net operating costs (excluding exploration and evaluation)”.The production cost of material sold is determined using an unit of production method for allocating development expenditure during the period, based on production in the period as a proportion of total expected production over the life of mine based on total ore reserves.
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”). The cost of fulfilling a contract comprises all directly related costs, including both incremental amounts and an allocation of other directly related expenditure in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The Group records a provision if a contract is found to be loss-making on a stand-alone basis following allocation of all directly related costs.